SEGMENT INFORMATION - Summary of Financial Position (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position items:
Total assets	R$ 134,484,992	R$ 97,842,023
Cash and cash equivalents	13,301,716	16,174,130	R$ 13,642,918	R$ 8,472,274
Marketable securities	22,099,766	4,388,007
Trade receivables	3,927,542	2,745,853
Derivative financial instruments	4,151,752	4,732,926
Inventories	1,869,059	1,149,304
Sector financial assets	342,333	558,310
Other financial assets	89,238	320,193
Other current assets	2,890,167	2,331,331
Other non-current assets	7,363,106	6,755,243
Investments in associates	2,913,943	780,067
Investment in joint venture	11,221,356	10,936,663
Biological assets	9,992
Property, plant and equipment	18,948,436	16,648,553
Intangible assets and goodwill	22,121,942	17,781,498
Contract asset	1,118,715	705,982
Right-of-use assets	8,012,869	7,947,267
Investment property	14,103,060	3,886,696
Liabilities	(86,315,593)	(68,972,001)
Loans, borrowings and debentures	(52,987,216)	(45,659,037)	(42,249,460)
Leases	(3,532,158)	(3,267,682)
Derivative financial instruments	(5,290,932)	(1,076,161)
Trade payables	(4,379,851)	(3,253,504)
Employee benefits payables	(659,521)	(552,991)
Sector financial liabilities	(1,616,616)	(1,372,283)
Other current liabilities	(4,620,820)	(3,491,829)
Other non-current liabilities	(13,228,479)	(10,298,514)
Total assets (net of liabilities) allocated by segment	48,169,399	28,870,022	20,818,867	16,240,481
Shareholders' equity attributable to:
Equity attributable to owners of parent	20,653,167	14,740,937
Non-controlling interests	27,516,232	14,129,085	15,558,784
Total shareholders' equity	48,169,399	28,870,022	R$ 20,818,867	R$ 16,240,481
Operating segments [member] | Raízen
Statement of financial position items:
Total assets	109,894,718	110,136,182
Cash and cash equivalents	4,902,800	5,034,788
Marketable securities	126,206	154,052
Trade receivables	10,316,720	7,618,176
Derivative financial instruments	7,023,284	11,805,548
Inventories	16,043,114	14,297,068
Sector financial assets
Other financial assets	230,780	261,412
Other current assets	10,285,568	12,545,650
Other non-current assets	8,938,318	8,562,180
Investments in associates
Investment in joint venture	1,371,430	1,317,720
Biological assets	3,254,850	3,106,744
Property, plant and equipment	25,210,448	22,506,160
Intangible assets and goodwill	9,337,192	9,226,852
Contract asset	3,297,856	2,941,390
Right-of-use assets	9,556,152	10,758,442
Investment property
Liabilities	(83,814,462)	(84,736,772)
Loans, borrowings and debentures	(33,551,302)	(26,967,092)
Leases	(10,568,042)	(10,685,524)
Derivative financial instruments	(4,909,074)	(12,377,276)
Trade payables	(18,789,160)	(15,678,442)
Employee benefits payables	(837,208)	(788,948)
Sector financial liabilities
Other current liabilities	(7,176,122)	(9,591,918)
Other non-current liabilities	(7,983,554)	(8,647,572)
Total assets (net of liabilities) allocated by segment	26,080,256	25,399,410
Shareholders' equity attributable to:
Equity attributable to owners of parent	22,507,108	23,870,251
Non-controlling interests	3,573,148	1,529,159
Total shareholders' equity	26,080,256	25,399,410
Operating segments [member] | Gas and Power [member]
Statement of financial position items:
Total assets	25,124,200	19,982,611
Cash and cash equivalents	3,405,648	3,562,358
Marketable securities	578,358	1,876,006
Trade receivables	1,931,205	1,427,720
Derivative financial instruments	391,863	358,456
Inventories	133,881	129,554
Sector financial assets	342,333	558,310
Other financial assets	277
Other current assets	1,037,587	340,909
Other non-current assets	897,654	1,370,964
Investments in associates	2,525,292
Investment in joint venture
Biological assets
Property, plant and equipment	671,573	271,490
Intangible assets and goodwill	12,015,135	9,328,654
Contract asset	1,110,335	684,970
Right-of-use assets	83,059	73,220
Investment property
Liabilities	(16,642,318)	(13,609,495)
Loans, borrowings and debentures	(8,278,839)	(7,667,987)
Leases	(76,606)	(63,752)
Derivative financial instruments	(400,351)	(357,932)
Trade payables	(1,842,810)	(1,798,977)
Employee benefits payables	(193,585)	(104,404)
Sector financial liabilities	(1,616,616)	(1,372,283)
Other current liabilities	(906,844)	(472,592)
Other non-current liabilities	(3,326,667)	(1,771,568)
Total assets (net of liabilities) allocated by segment	8,481,882	6,373,116
Shareholders' equity attributable to:
Equity attributable to owners of parent	4,310,836	5,585,768
Non-controlling interests	4,171,046	787,348
Total shareholders' equity	8,481,882	6,373,116
Operating segments [member] | Moove [member]
Statement of financial position items:
Total assets	8,081,113	4,850,344
Cash and cash equivalents	865,370	1,059,866
Marketable securities	62,919	129,390
Trade receivables	1,101,336	605,928
Derivative financial instruments		26,513
Inventories	1,509,357	790,825
Sector financial assets
Other financial assets	450	466
Other current assets	405,314	298,004
Other non-current assets	297,616	246,934
Investments in associates
Investment in joint venture
Biological assets
Property, plant and equipment	805,377	334,065
Intangible assets and goodwill	2,854,874	1,285,884
Contract asset	8,380	21,011
Right-of-use assets	170,120	51,458
Investment property
Liabilities	(5,731,853)	(2,564,187)
Loans, borrowings and debentures	(2,862,154)	(831,148)
Leases	(166,651)	(53,436)
Derivative financial instruments	(18,146)
Trade payables	(1,602,936)	(828,690)
Employee benefits payables	(112,590)	(132,158)
Sector financial liabilities
Other current liabilities	(397,704)	(349,967)
Other non-current liabilities	(571,672)	(368,788)
Total assets (net of liabilities) allocated by segment	2,349,260	2,286,157
Shareholders' equity attributable to:
Equity attributable to owners of parent	1,647,259	1,599,949
Non-controlling interests	702,001	686,208
Total shareholders' equity	2,349,260	2,286,157
Operating segments [member] | Logistics [member]
Statement of financial position items:
Total assets	45,951,748	48,174,556
Cash and cash equivalents	7,385,421	9,448,193
Marketable securities	840,061	1,425,897
Trade receivables	578,324	503,316
Derivative financial instruments	874,843	1,674,821
Inventories	225,813	228,923
Sector financial assets
Other financial assets
Other current assets	724,415	747,308
Other non-current assets	3,385,624	3,197,105
Investments in associates	381,469	57,844
Investment in joint venture
Biological assets
Property, plant and equipment	17,049,188	15,974,562
Intangible assets and goodwill	6,774,306	7,131,645
Contract asset		1
Right-of-use assets	7,732,284	7,784,941
Investment property
Liabilities	(30,541,294)	(33,156,493)
Loans, borrowings and debentures	(16,758,088)	(21,178,748)
Leases	(3,254,011)	(3,106,883)
Derivative financial instruments	(1,412,945)	(576,749)
Trade payables	(746,433)	(618,658)
Employee benefits payables	(296,833)	(255,963)
Sector financial liabilities
Other current liabilities	(1,786,009)	(1,384,611)
Other non-current liabilities	(6,286,975)	(6,034,881)
Total assets (net of liabilities) allocated by segment	15,410,454	15,018,063
Shareholders' equity attributable to:
Equity attributable to owners of parent	4,613,308	4,479,944
Non-controlling interests	10,797,146	10,538,119
Total shareholders' equity	15,410,454	15,018,063
Operating segments [member] | Land [Member]
Statement of financial position items:
Total assets	14,830,918
Cash and cash equivalents	25,582
Marketable securities	217,061
Trade receivables	314,834
Derivative financial instruments
Inventories
Sector financial assets
Other financial assets
Other current assets	74,623
Other non-current assets	7,643
Investments in associates	74,505
Investment in joint venture
Biological assets	9,992
Property, plant and equipment	34
Intangible assets and goodwill
Contract asset
Right-of-use assets	3,584
Investment property	14,103,060
Liabilities	(1,446,694)
Loans, borrowings and debentures
Leases	(3,708)
Derivative financial instruments
Trade payables	(71,684)
Employee benefits payables
Sector financial liabilities
Other current liabilities	(905,816)
Other non-current liabilities	(465,486)
Total assets (net of liabilities) allocated by segment	13,384,224
Shareholders' equity attributable to:
Equity attributable to owners of parent	4,187,415
Non-controlling interests	9,196,809
Total shareholders' equity	13,384,224
Operating segments [member] | Other Investments [Member]
Statement of financial position items:
Total assets	1,154,100
Cash and cash equivalents	110,228
Marketable securities	91,103
Trade receivables	1,843
Derivative financial instruments
Inventories	8
Sector financial assets
Other financial assets
Other current assets	110,517
Other non-current assets	900
Investments in associates
Investment in joint venture
Biological assets
Property, plant and equipment	363,374
Intangible assets and goodwill	475,337
Contract asset
Right-of-use assets	790
Investment property
Liabilities	(78,828)
Loans, borrowings and debentures
Leases	(818)
Derivative financial instruments
Trade payables	(790)
Employee benefits payables	(7,232)
Sector financial liabilities
Other current liabilities	(3,105)
Other non-current liabilities	(66,883)
Total assets (net of liabilities) allocated by segment	1,075,272
Shareholders' equity attributable to:
Equity attributable to owners of parent	1,060,360
Non-controlling interests	14,912
Total shareholders' equity	1,075,272
Operating segments [member] | Cosan Investments
Statement of financial position items:
Total assets		4,484,805
Cash and cash equivalents		7,468
Marketable securities		46,094
Trade receivables		207,761
Derivative financial instruments
Inventories
Sector financial assets
Other financial assets		319,728
Other current assets		13,470
Other non-current assets		354
Investments in associates
Investment in joint venture
Biological assets
Property, plant and equipment		31
Intangible assets and goodwill
Contract asset
Right-of-use assets		3,203
Investment property		3,886,696
Liabilities		(246,599)
Loans, borrowings and debentures
Leases		(3,253)
Derivative financial instruments
Trade payables		(1,006)
Employee benefits payables
Sector financial liabilities
Other current liabilities		(48,739)
Other non-current liabilities		(193,601)
Total assets (net of liabilities) allocated by segment		4,238,206
Shareholders' equity attributable to:
Equity attributable to owners of parent		2,119,104
Non-controlling interests		2,119,102
Total shareholders' equity		4,238,206
Unallocated amounts [member] | Cosan Corporate [member]
Statement of financial position items:
Total assets	56,596,092	35,054,650
Cash and cash equivalents	1,509,467	2,096,245
Marketable securities	20,310,264	910,620
Trade receivables		1,128
Derivative financial instruments	2,885,046	2,673,136
Inventories		2
Sector financial assets
Other financial assets	88,511	(1)
Other current assets	1,705,199	1,599,793
Other non-current assets	3,040,182	2,180,559
Investments in associates	15,751,855	14,518,340
Investment in joint venture	11,221,356	10,936,663
Biological assets
Property, plant and equipment	58,890	68,405
Intangible assets and goodwill	2,290	35,315
Contract asset
Right-of-use assets	23,032	34,445
Investment property
Liabilities	(33,308,605)	(20,305,063)
Loans, borrowings and debentures	(25,088,135)	(15,981,154)
Leases	(30,364)	(40,358)
Derivative financial instruments	(3,459,490)	(141,480)
Trade payables	(115,198)	(6,173)
Employee benefits payables	(49,281)	(60,466)
Sector financial liabilities
Other current liabilities	(1,230,804)	(1,384,091)
Other non-current liabilities	(3,335,333)	(2,691,341)
Total assets (net of liabilities) allocated by segment	23,287,487	14,749,587
Shareholders' equity attributable to:
Equity attributable to owners of parent	20,653,169	14,751,279
Non-controlling interests	2,634,318	(1,692)
Total shareholders' equity	23,287,487	14,749,587
Deconsolidation of joint venture [member]
Statement of financial position items:
Total assets	(109,894,718)	(110,136,182)
Cash and cash equivalents	(4,902,800)	(5,034,788)
Marketable securities	(126,206)	(154,052)
Trade receivables	(10,316,720)	(7,618,176)
Derivative financial instruments	(7,023,284)	(11,805,548)
Inventories	(16,043,114)	(14,297,068)
Sector financial assets
Other financial assets	(230,780)	(261,412)
Other current assets	(10,285,568)	(12,545,650)
Other non-current assets	(8,938,318)	(8,562,180)
Investments in associates
Investment in joint venture	(1,371,430)	(1,317,720)
Biological assets	(3,254,850)	(3,106,744)
Property, plant and equipment	(25,210,448)	(22,506,160)
Intangible assets and goodwill	(9,337,192)	(9,226,852)
Contract asset	(3,297,856)	(2,941,390)
Right-of-use assets	(9,556,152)	(10,758,442)
Investment property
Liabilities	83,814,462	84,736,772
Loans, borrowings and debentures	33,551,302	26,967,092
Leases	10,568,042	10,685,524
Derivative financial instruments	4,909,074	12,377,276
Trade payables	18,789,160	15,678,442
Employee benefits payables	837,208	788,948
Sector financial liabilities
Other current liabilities	7,176,122	9,591,918
Other non-current liabilities	7,983,554	8,647,572
Total assets (net of liabilities) allocated by segment	(26,080,256)	(25,399,410)
Shareholders' equity attributable to:
Equity attributable to owners of parent	(22,507,108)	(23,870,251)
Non-controlling interests	(3,573,148)	(1,529,159)
Total shareholders' equity	(26,080,256)	(25,399,410)
Elimination of intersegment amounts [member]
Statement of financial position items:
Total assets	(17,253,179)	(14,704,943)
Cash and cash equivalents
Marketable securities
Trade receivables
Derivative financial instruments
Inventories
Sector financial assets
Other financial assets
Other current assets	(1,167,488)	(668,153)
Other non-current assets	(266,513)	(240,673)
Investments in associates	(15,819,178)	(13,796,117)
Investment in joint venture
Biological assets
Property, plant and equipment
Intangible assets and goodwill
Contract asset
Right-of-use assets
Investment property
Liabilities	1,433,999	909,836
Loans, borrowings and debentures
Leases
Derivative financial instruments
Trade payables
Employee benefits payables
Sector financial liabilities
Other current liabilities	609,462	148,171
Other non-current liabilities	824,537	761,665
Total assets (net of liabilities) allocated by segment	(15,819,180)	(13,795,107)
Shareholders' equity attributable to:
Equity attributable to owners of parent	(15,819,180)	(13,795,107)
Non-controlling interests
Total shareholders' equity	R$ (15,819,180)	R$ (13,795,107)